Taxes - Schedule of Deferred Tax Liabilities, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Deferred tax assets:
Allowance for credit losses	$ 369,844	$ 347,123
Accrued member rewards	12,506	12,394
Accrued employee bonus	2,574	5,260
Accrued asset retirement obligation	97,661	81,761
Accrued employee retirement pension	73,911	63,040
Change in fair value of warrant liabilities	128,339	531,816
Net operating loss carry-forwards	1,056,888	93,663
Total deferred tax assets	1,741,723	1,135,057
Valuation allowance	(225,493)	(15,354)	$ (79,062)
Total deferred tax assets, net	1,516,230	1,119,703
Deferred tax liabilities:
Compensation receivable for consumption tax	(2,420,443)	(2,383,575)
Total deferred tax liabilities	(2,420,443)	(2,383,575)
Deferred tax liabilities, net	$ (904,213)	$ (1,263,872)